Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

Calidi has funded its operations to date primarily through private sales of convertible preferred stock, contingently convertible and convertible promissory notes, SAFEs and common stock. These investments have included various related parties, including from AJC Capital and certain directors as further discussed below.

The following table presents the various significant related party transactions and investments in Calidi for the periods presented (in thousands):

Related Party	Description of investment or transaction	September 30, 2023	December, 31, 2022
AJC Capital, Director B, and a manager	Convertible notes payable, including accrued interest(1)	19	804
AJC Capital, Director A, E and executive officer’s family office	Term notes payable, net of discount, including accrued interest(3)	1,442	1,962
AJC Capital, Directors A, D, E, F, an officer, and a manager	Simple agreements for future equity (SAFE), at fair value(4)	—	4,615
AJC Capital, Director D	Accounts payable and accrued expenses(5)	104	170
Directors C	Contingently convertible notes payable, including accrued interest, at fair value(6)	—	1,152
Former Executive	Legal settlement liability(7)	—	640
Director D	Former President and Chief Operating Officer(8)	450	300
Director A	Advisory services included in accrued expenses(9)	18	82
AJC Capital	Lease guaranty(10)	163	150
Director A	Term notes payable including accrued interest(3)	1,954	—
Director A	Other liabilities	508	—

(1)	See Note 8 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates.

(2)	In November 2020, Calidi, as the borrower, opened a Line of Credit (“LOC”) with City National Bank (“CNB”) for a borrowing capacity of up to $1.0 million. As a condition of approving the LOC, CNB required a corresponding collateral amount to be provided by AJC Capital in the form of a certificate of deposit in the name of AJC Capital to be held at CNB so long as the LOC remains open, including any amounts borrowed and outstanding under the LOC. As consideration for the collateral provided by AJC Capital to CNB, Calidi issued 2,000,000 warrants to purchase common stock to AJC Capital (see Note 10). See Note 8 for full disclosures around the LOC which remained outstanding as of September 30, 2023 and December 31, 2022.

(3)	Term notes payable, net of discount, in principal amount of $0.5 million plus accrued interest, issued to AJC Capital in May 2020 with 900,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). Term notes payable in principal amount of $0.5 million, plus accrued interest issued in March 2021 to Director A with 1,000,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). In December 2022 and during the three and nine months ended September 30, 2023, Calidi issued various term notes in the aggregate principal amount of $3.0 million to AJC Capital, Directors A, E, and an executive’s officer’s family office (see Notes 8 and 10). All of the above term notes payable, as applicable, remained outstanding as of September 30, 2023 and December 31, 2022 (see Note 8). As of September 30, 2023, all related party term note payable amounts due to Director A totaling $1.9 million have been classified as a long term liability, while the remaining related party term note payable to all other parties of $1.5 million are classified as a short term liability on the accompanying unaudited condensed consolidated balance sheets.

(4)	See Note 9 for full disclosures around the SAFE instruments.

(5)	Amounts owed to AJC Capital as of September 30, 2023, for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to AJC Capital and Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022.

(6)	See Note 8 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note, which is $0 as of September 30, 2023 and $1.2 million as of December 31, 2022, respectively.

(7)	See Note 6 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi, which was paid in September 2023.

(8)	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $0.5 million, a signing bonus of $0.3 million, payable in three equal monthly installments. Mr. Ng was eligible for standard change in control and severance benefits. On June 23, 2023, Calidi entered into a Separation and Release Agreement with Mr. Ng which includes a severance accrual as of September 30, 2023 (see Note 14).

(9)	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $0.1 million per annum, accrued and payable upon Calidi raising $10 million or more in equity proceeds, as defined in the Advisory Agreement. The Advisory Agreement terminated on August 31, 2023.

(10)	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 14, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $0.9 million to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accrued interest as of the period shown, of the aggregate $0.2 million payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included in noncurrent operating lease right-of-use liability.

See Note 5 for the Promissory Note agreement between FLAG and Calidi.

7. Related Party Transactions

Calidi has funded its operations to date primarily through private sales of convertible preferred stock, contingently convertible and convertible promissory notes, term loans, SAFEs and common stock. These investments have included various related parties, including from AJC Capital, certain directors and executive management as further discussed below.

The following table presents the various significant related party transactions and investments in Calidi for the periods presented (in thousands):

		Year Ended December 31,
Related Party	Description of investment or transaction	2022	2021
AJC Capital, Director A, B, and a manager	Convertible notes payable, including accrued interest(1)	$804	$1,365
AJC Capital	Line of credit – as guarantor(2)	—	—
AJC Capital, Director A, E, and executive officer’s family office	Term notes payable, net of discount, including accrued interest(3)	1,962	1,027
AJC Capital	Business loan payable – as guarantor(4)	—	38
AJC Capital, Directors A, D, E, F, an officer, and a manager	Simple agreements for future equity (SAFE), at fair value(5)	4,615	1,417
AJC Capital, Director D	Accounts payable and accrued expenses(6)	170	137
Directors C	Contingently convertible notes payable, including accrued interest, at fair value(7)	1,152	1,572
Former Executive	Legal settlement liability(8)	640	880
Director D	President and Chief Operating Officer(9)	300	—
Director A	Advisory services included in accrued expenses(10)	82	—
AJC Capital	Lease guaranty(11)	150	—

(1)	See Note 8 for full disclosures on debt, including the convertible notes and related extensions of scheduled maturity dates.

(2)	In November 2020, Calidi, as the borrower, opened a Line of Credit (“LOC”) with City National Bank (“CNB”) for a borrowing capacity of up to $1.0 million. As a condition of approving the LOC, CNB required a corresponding collateral amount to be provided by AJC Capital in the form of a certificate of deposit in the name of AJC Capital to be held at CNB so long as the LOC remains open, including any amounts borrowed and outstanding under the LOC. As consideration for the collateral provided by AJC Capital to CNB, Calidi issued 2,000,000 warrants to purchase common stock to AJC Capital (see Note 10). See Note 8 for full disclosures around the LOC which remained outstanding as of December 31, 2022 and 2021.

(3)	Term notes payable, including accrued interest, of approximately $500,000 issued to AJC Capital in May 2020 with 900,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). Term notes payable in principal amount of $544,000, including accrued interest, at fair value, issued in March 2021 to Director A with 1,000,000 warrants to purchase common stock and stated interest rates (see Notes 8 and 10). In December 2022, Calidi issued various term notes in the aggregate principal amount of $1.0 million to AJC Capital, Directors A, E, and an executive’s officer’s family office (see Notes 8 and 10). All of the above term notes payable, as applicable, remained outstanding as of December 31, 2022 and 2021.

(4)	Principal balance on a business loan payable by Calidi to a bank for which AJC Capital is a guarantor to the bank for the loan (see Note 8), loan remained outstanding as of December 31, 2021.

(5)	See Note 9 for full disclosures around the SAFE instruments.

(6)	Amounts owed to AJC Capital for primarily rent expense for temporary use of personal house for company office space in 2020; in addition, amounts owed to Director D for certain consulting expenses, included in accounts payable and accrued expenses as of December 31, 2022 and 2021.

(7)	See Note 8 for full disclosures around contingently convertible notes payable, including accrued interest, accounted for using the fair value option. Director C is a partner in a partnership agreement with the Calidi investor who holds the contingently convertible notes issued by Calidi which may deem Director C’s partnership to be the beneficial owner of this contingently convertible note as of December 31, 2022 and 2021.

(8)	See Note 5 for full disclosure of a settlement liability recorded with a Co-Founder and Former Executive of Calidi.

(9)	On February 1, 2022, Calidi appointed a current board member (Director D referenced above), George K. Ng, as President and Chief Operating Officer of Calidi under an Employment Agreement (the “Ng Agreement”). Under the Ng Agreement, Mr. Ng is entitled to a base annual salary of $450,000, a signing bonus of $300,000, payable in three equal monthly installments beginning in May 2022, a grant of options to purchase 500,000 shares of Calidi common stock based on standard vesting conditions under the 2019 Plan at an exercise price of $3.86 per share as determined by the Board of Directors and acceleration of vesting of certain, previously granted stock options under the 2019 Plan (see Notes 11 and 15). Mr. Ng is also eligible for an annual bonus of up to 35% of base salary, if approved by the Board of Directors, and standard change in control and severance benefits. As of December 31, 2022, Calidi owed the remaining $100,000 to Mr. Ng for the signing bonus included in related party accrued expenses and other current liabilities.

(10)	On April 1, 2022, Calidi entered into an Advisory Agreement with Scott Leftwich (Director A referenced above), for providing certain strategic and advisory services. Director A will receive an advisory fee of $9,166 per month not to exceed $120,000 per annum, accrued and payable upon Calidi raising $10 million or more in equity proceeds, as defined in the Advisory Agreement.

(11)	In October 2022, in order for Calidi to secure and execute the San Diego Lease discussed in Note 14, Mr. Allan Camaisa provided a personal Guaranty of Lease of (the “Guaranty”) up to $900,000 to the lessor for Calidi’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, Calidi agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first. The amount shown in the table above, represents the present value, including accreted interest as of the period shown, of the aggregate $225,000 payment due to Mr. Camaisa upon the release or termination of the Guaranty, which is included noncurrent operating lease right-of-use liability.